Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Receivable from contracts with customers	$ 92,449	$ 55,704
Receivable from contracts with customers - TI Pool	117,619	139,672
Accrued income	13,702	8,480
Accrued interest	664	580
Deferred charges	26,796	22,083
Deferred fulfillment costs	1,592	1,156
Other receivables	8,640	7,977
Lease receivables	1,971	2,091
Derivatives	0	2
Trade and other receivables	$ 263,433	$ 237,745